Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 1,725	€ 1,824	€ 1,853
Commission income	580	585	594
Other	99	114	112
Total fee and commission income	€ 2,405	€ 2,523	€ 2,558